Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities	Accrued liabilities consist of the following (in thousands):
	September 30,	December 31,
	2023	2022
Accrued expenses - other	11,931	4,265
Accrued interest	8,731	5,269
Accrued payroll	1,859	350
Total	22,521	9,884
Accrued liabilities consist of the following at December 31, 2022 and 2021
	Year Ended December 31,
	2022	2021
	(in thousands)
Accrued expenses	$4,265	$2,181
Accrued interest	5,269	1,549
Other accrued	350	1,562
	$9,884	$5,292